CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 782	$ 374
Financial assets	299	192
Accounts receivable and other	949	838
Inventory	105	108
Current assets	2,135	1,512
Property, plant and equipment	10,221	9,937
Intangible assets other than goodwill	8,868	9,894
Investments accounted for using equity method	4,407	5,572
Investment property	188	192
Goodwill	1,949	1,301
Non-current financial assets	730	730
Other non-current assets	260	273
Deferred tax assets	72	66
Assets	28,830	29,477
Liabilities
Accounts payable and other	1,026	864
Corporate borrowings	95	99
Current Non-recourse Borrowings And Current Portion of Non-current Non-recourse Borrowings	226	364
Financial liabilities	123	237
Current liabilities	1,470	1,564
Corporate borrowings	1,161	2,002
Non-current Portion Of Non-current Non-recourse Borrowings	9,463	7,699
Financial liabilities	1,085	1,076
Other liabilities	692	793
Deferred income tax liability	2,663	2,849
Preferred shares	20	20
Total liabilities	16,554	16,003
Partnership capital
Limited partners	4,545	4,967
General partner	22	25
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1,832	2,012
Interest of others in operating subsidiaries	5,125	5,875
Preferred unitholders	752	595
Total partnership capital	12,276	13,474
Total liabilities and partnership capital	$ 28,830	$ 29,477